Investment Objectives and Goals - Hypatia Women CEO ETF	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Hypatia Women CEO ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Hypatia Women CEO ETF (the “Fund”) seeks to provide capital appreciation. There is no guarantee that the Fund will meet its investment objective.